UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03326

Morgan Stanley U.S. Government Money Market Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)

Kevin Klingert

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-0289

Date of fiscal year end: January 31, 2014

Date of reporting period: October 31, 2013

Item 1.	Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments ■ October 31, 2013 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	Repurchase Agreements (61.5%)
$55,000	Bank of Nova Scotia, (dated 01/11/13; proceeds $55,092,721; fully collateralized by various U.S. Government Agencies, 2.50% - 4.50% due 02/01/26 - 06/01/43; valued at $56,634,864) (Demand 11/07/13)	0.17	(a)%	01/03/14	$55,000,000
20,000	Bank of Nova Scotia, (dated 08/01/13; proceeds $20,034,472; fully collateralized by various U.S. Government Agencies, 3.00% - 3.50% due 02/01/26 - 06/01/43; valued at $20,632,090) (Demand 11/07/13)	0.17	(a)	08/01/14	20,000,000
40,000	Bank of Nova Scotia, (dated 09/13/13; proceeds $40,072,000; fully collateralized by various U.S. Government Agencies, 2.50% - 3.50% due 12/01/26 - 09/01/42; valued at $41,267,543) (Demand 11/07/13)	0.18	(a)	09/08/14	40,000,000
25,000	Bank of Nova Scotia, (dated 01/07/13; proceeds $25,047,500; fully collateralized by various U.S. Government Agencies, 2.50% - 4.50% due 02/01/26 - 06/01/43; valued at $25,744,011) (Demand 11/07/13)	0.19	(a)	01/02/14	25,000,000
7,000	Bank of Nova Scotia, (dated 03/06/13; proceeds $7,014,117; fully collateralized by various U.S. Government Agencies, 2.50% - 4.50% due 02/01/26 - 06/01/43; valued at $7,210,001) (Demand 11/07/13)	0.20	(a)	03/04/14	7,000,000
25,000	BNP Paribas Securities Corp., (dated 10/01/13; proceeds $25,000,646; fully collateralized by various U.S. Government Agencies, 1.63% - 5.25% due 10/20/22 - 06/20/43; valued at $25,750,076)	0.03		11/01/13	25,000,000
7,000	BNP Paribas Securities Corp., (dated 09/03/13; proceeds $7,000,875; fully collateralized by various U.S. Government Agencies, 2.50% - 4.50% due 02/20/40 - 10/20/43; valued at $7,210,507) (Demand 11/07/13)	0.05	(a)	12/02/13	7,000,000
25,000	BNP Paribas Securities Corp., (dated 10/28/13; proceeds $25,003,208; fully collateralized by various U.S. Government Agencies, 3.00% - 5.00% due 04/01/16 - 10/20/43; valued at $25,698,986)	0.07		01/02/14	25,000,000
10,000	BNP Paribas Securities Corp., (dated 07/19/13; proceeds $10,002,644; fully collateralized by various U.S. Government Agencies, 1.75% - 4.50% due 09/20/34 - 10/20/43; valued at $10,300,261) (Demand 11/07/13)	0.08	(a)	11/15/13	10,000,000
25,000	BNP Paribas Securities Corp., (dated 07/24/13; proceeds $25,006,667; fully collateralized by various U.S. Government Agencies, 2.00% - 4.50% due 08/20/42 - 10/20/43; valued at $25,743,820) (Demand 11/07/13)	0.08	(a)	11/21/13	25,000,000
20,000	BNP Paribas Securities Corp., (dated 07/29/13; proceeds $20,005,333; fully collateralized by various U.S. Government Agencies, 2.00% - 4.50% due 07/20/41 - 10/20/43; valued at $20,630,379) (Demand 11/07/13)	0.08	(a)	11/26/13	20,000,000

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments ■ October 31, 2013 (unaudited) continued

15,000	BNP Paribas Securities Corp., (dated 10/07/13; proceeds $15,002,000; fully collateralized by various U.S. Government Agencies, 2.00% - 4.50% due 06/20/42 - 10/20/43; valued at $15,426,339) (Demand 11/07/13)	0.08	(a)	12/06/13	15,000,000
19,400	BNP Paribas Securities Corp., (dated 10/31/13; proceeds $19,400,054; fully collateralized by various U.S. Government Agencies, 1.35% - 5.70% due 07/01/17 - 11/01/42; valued at $19,982,000)	0.10		11/01/13	19,400,000
25,000	Credit Agricole Corp., (dated 10/31/13; proceeds $25,000,056; fully collateralized by a U.S. Government Obligation, 1.25% due 01/31/19; valued at $25,479,988)	0.08		11/01/13	25,000,000
15,000	Goldman Sachs & Co., (dated 10/30/13; proceeds $15,000,175; fully collateralized by various U.S. Government Agencies, 4.00% - 6.00% due 10/15/38 - 08/15/43; valued at $15,450,001)	0.06		11/06/13	15,000,000
25,000	Goldman Sachs & Co., (dated 10/29/13; proceeds $25,000,340; fully collateralized by various U.S. Government Agencies, 3.50% - 6.00% due 10/20/28 - 09/20/43; valued at $25,750,001)	0.07		11/05/13	25,000,000
15,000	ING Financial Markets LLC, (dated 10/25/13; proceeds $15,000,175; fully collateralized by a U.S. Government Agency, 2.11% due 01/01/38; valued at $15,426,138)	0.06		11/01/13	15,000,000
20,000	ING Financial Markets LLC, (dated 10/30/13; proceeds $20,000,233; fully collateralized by various U.S. Government Agencies, 3.15% - 5.88% due 06/01/37 - 09/01/41; valued at $20,547,597)	0.06		11/06/13	20,000,000
30,000	ING Financial Markets LLC, (dated 10/29/13; proceeds $30,000,408; fully collateralized by various U.S. Government Agencies, 2.03% - 3.49% due 02/01/36 - 04/01/40; valued at $30,831,995)	0.07		11/05/13	30,000,000
7,000	ING Financial Markets LLC, (dated 10/31/13; proceeds $7,000,109; fully collateralized by a U.S. Government Agency, 2.53% due 02/01/42; valued at $7,196,460)	0.08		11/07/13	7,000,000
25,000	ING Financial Markets LLC, (dated 10/31/13; proceeds $25,000,063; fully collateralized by various U.S. Government Agencies, 2.42% - 5.88% due 10/01/36 - 05/01/41; valued at $25,683,629)	0.09		11/01/13	25,000,000
45,000	ING Financial Markets LLC, (dated 08/15/13; proceeds $45,011,250; fully collateralized by various U.S. Government Agencies, 2.26% - 4.99% due 11/01/35 - 05/01/42; valued at $46,243,274)	0.10		11/13/13	45,000,000
25,000	Merrill Lynch Pierce Fenner & Smith, (dated 09/09/13; proceeds $25,002,083; fully collateralized by a U.S. Government Obligation, 0.25% due 10/15/15; valued at $25,502,805) (Demand 11/07/13)	0.05	(a)	11/08/13	25,000,000
5,000	Merrill Lynch Pierce Fenner & Smith, (dated 10/08/13; proceeds $5,000,808; fully collateralized by a U.S. Government Obligation, 0.13% due 04/15/17; valued at $5,100,045) (Demand 11/07/13)	0.06	(a)	01/13/14	5,000,000

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments ■ October 31, 2013 (unaudited) continued

10,500	Merrill Lynch Pierce Fenner & Smith, (dated 08/12/13; proceeds $10,503,150; fully collateralized by a U.S. Government Agency, 4.00% due 09/01/43; valued at $10,834,213) (Demand 11/07/13)	0.09	(a)	12/10/13	10,500,000
25,000	Mizuho Securities USA, Inc., (dated 10/04/13; proceeds $25,001,938; fully collateralized by a U.S. Government Agency, 2.35% due 09/01/36, and by various U.S. Government Obligations, 0.38% - 1.88% due 06/15/15 - 06/30/15; valued at $25,508,241)	0.09		11/04/13	25,000,000
175,000	Mizuho Securities USA, Inc., (dated 10/31/13; proceeds $175,000,535; fully collateralized by a U.S. Government Obligation, 2.00% due 01/31/16; valued at $178,857,078)	0.11		11/01/13	175,000,000
20,000	RBC Capital Markets LLC, (dated 08/26/13; proceeds $20,003,033; fully collateralized by various U.S. Government Agencies, 1.35% - 4.50% due 12/01/25 - 09/01/44; valued at $20,600,001) (Demand 11/07/13)	0.06	(a)	11/25/13	20,000,000
12,000	RBC Capital Markets LLC, (dated 10/01/13; proceeds $12,005,490; fully collateralized by various U.S. Government Agencies, 1.35% - 4.00% due 12/01/25 - 09/01/44; valued at $12,343,966) (Demand 11/07/13)	0.09	(a)	04/02/14	12,000,000
20,000	RBC Capital Markets LLC, (dated 10/17/13; proceeds $20,005,000; fully collateralized by various U.S. Government Agencies, 1.35% - 6.00% due 12/01/25 - 09/01/44; valued at $20,600,000) (Demand 11/07/13)	0.10	(a)	01/15/14	20,000,000
70,000	Wells Fargo Securities LLC, (dated 10/31/13; proceeds $70,000,156; fully collateralized by various U.S. Government Obligations, 0.25% - 0.50% due 08/15/14 - 09/15/14; valued at $71,385,414)	0.08		11/01/13	70,000,000

	Total Repurchase Agreements (Cost $862,900,000)				862,900,000

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		DEMAND DATE (b)	MATURITY DATE	VALUE
	U.S. Agency Securities (40.8%)
10,000	Federal Farm Credit Bank	0.01		—	11/01/13	10,000,000
	Federal Home Loan Bank
30,000		0.01		—	01/31/14	29,995,137
45,000		0.03		—	11/27/13	44,999,061
19,500		0.03		—	11/29/13	19,499,566
10,500		0.06		—	01/24/14	10,498,530
21,500		0.06		—	01/29/14	21,496,872
20,000		0.08		—	11/13/13	19,999,467
7,500		0.09	(a)	11/15/13	01/15/14	7,499,943
8,500		0.09	(a)	11/22/13	01/22/14	8,499,803
15,000		0.09		—	01/30/14	14,999,362
13,000		0.09		—	02/07/14	12,999,400
6,000		0.09		—	02/12/14	5,999,708
8,000		0.09		—	02/28/14	7,999,420
18,000		0.10		—	11/01/13	18,000,000
3,000		0.10		—	11/22/13	2,999,974
24,000		0.10		—	12/20/13	23,999,452

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments ■ October 31, 2013 (unaudited) continued

17,000		0.10		—	01/17/14	16,996,526
11,000		0.10		—	04/04/14	10,995,294
9,000		0.11		—	12/04/13	8,999,134
25,000		0.11	(a)	11/18/13	02/18/14	24,999,886
7,500		0.11		—	03/28/14	7,499,672
15,500		0.11	(a)	11/13/13	05/13/14	15,499,922
18,500		0.11	(a)	11/15/13	05/15/14	18,499,819
30,000		0.11	(a)	11/05/13	06/05/14	29,999,843
10,000		0.11	(a)	11/06/13	06/06/14	10,000,000
3,000		0.11	(a)	11/07/13	06/06/14	3,000,000
5,000		0.12	(a)	11/02/13	05/02/14	4,999,952
5,000		0.12	(a)	11/19/13	08/19/14	5,000,000
8,500		0.12	(a)	11/17/13	11/17/14	8,498,648
5,000		0.12	(a)	11/21/13	11/21/14	4,999,196
25,000		0.12	(a)	11/19/13	12/19/14	24,997,138
9,000		0.13		—	01/08/14	8,997,747
18,000		0.13	(a)	11/17/13	02/17/15	18,000,000
20,000		0.13	(a)	11/23/13	02/23/15	19,997,324
8,800		0.16	(a)	11/01/13	12/06/13	8,799,701
5,000		0.18		—	01/07/14	5,000,793
5,135		0.38		—	11/27/13	5,135,969
5,000		0.88		—	12/27/13	5,006,088
5,000		2.38		—	03/14/14	5,041,766
9,105		4.88		—	11/27/13	9,135,980
	Federal Home Loan Mortgage Corporation
6,000		0.14		—	11/19/13	5,999,595
8,090		0.63		—	12/23/13	8,096,359
6,336		2.18		—	02/19/14	6,374,809
1,515		4.50		—	01/15/14	1,528,474
	Federal National Mortgage Association
2,900		0.11		—	01/27/14	2,899,229
4,600		0.15		—	12/04/13	4,599,389
3,500		2.88		—	12/11/13	3,510,367

	Total U.S. Agency Securities (Cost $572,594,315)					572,594,315

Total Investments (Cost $1,435,494,315) (c)	102.3%	1,435,494,315
Liabilities in Excess of Other Assets	(2.3)	(31,757,726)

Net Assets	100.0%	$1,403,736,589

(a)	Rate shown is the rate in effect at October 31, 2013.
(b)	Date of next interest rate reset.
(c)	Cost is the same for federal income tax purposes.

Morgan Stanley U.S. Government Money Market Trust

Notes to Portfolio of Investments ■ October 31, 2013 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Repurchase Agreements	$—	$862,900,000	$—	$862,900,000
U.S. Agency Securities	—	572,594,315	—	572,594,315

Total Assets	$—	$1,435,494,315	$—	$1,435,494,315

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of October 31, 2013, the Fund did not have any investments transfer between investment levels.

Item 2.	Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Money Market Trust

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
December 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
December 19, 2013

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 19, 2013